EGA Emerging Global Shares Trust
Supplement dated June 29, 2009 to the
Prospectus dated May 18, 2009

As of July 1, 2009, the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund is being publicly offered.

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Please keep this Supplement for future reference.